INVESTMENTS AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INVESTMENT AT FAIR VALUE	As of December 31, 2022, and 2021, investments at fair value consist of:
	As of December 31,
	2022	2021
Investments in YouGo World	$28,698	$28,698
Others	373	371
	$29,071	$29,069